Deutsche Asset
& Wealth Management
                                                                       [DB Logo]


Summary Prospectus | December 1, 2015



Deutsche California Tax-Free Income Fund





 CLASS/Ticker    A   KCTAX    B   KCTBX    C   KCTCX    S   SDCSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated December 1, 2015, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks a high level of current income that is exempt from California state and federal income taxes.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 20) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          B          C      S
                                          ----------  ---------  ---------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price              2.75     None       None     None
-----------------------------------------      ----     --         --       ---
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     4.00       1.00       None
-----------------------------------------    ------   ----       ----       ---
Account Maintenance Fee (annually, for
fund account balances below $10,000 and
subject to certain exceptions)              $   20    $20        $20        $20
-----------------------------------------   -------   ----       ----       ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                                A          B          C           S
                                        ---------  ---------  ---------  ----------
Management fee                              0.43       0.43       0.43       0.43
---------------------------------------     ----       ----       ----       ----
Distribution/service (12b-1) fees           0.23       0.99       1.00      None
---------------------------------------     ----       ----       ----      -----
  Interest expense                          0.05       0.05       0.05       0.05
  Other expenses                            0.19       0.34       0.22       0.29
TOTAL OTHER EXPENSES                        0.24       0.39       0.27       0.34
---------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES        0.90       1.81       1.70       0.77
---------------------------------------     ----       ----       ----      -----
Fee waiver/expense reimbursement            0.01       0.17       0.06       0.13
---------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER FEE WAIVER/EXPENSE REIMBURSEMENT      0.89       1.64       1.64       0.64
---------------------------------------     ----       ----       ----      -----

The Advisor has contractually agreed through November 30, 2016 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.84%, 1.59%, 1.59% and 0.59% for Class A, Class B, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C       S
-------  --------  --------  --------  ------
1        $ 363     $ 567     $ 267     $65
--       -----     -----     -----     ---
3          553       853       530     233
--       -----     -----     -----     ---
5          759     1,164       917     415
--       -----     -----     -----     ---
10       1,351     1,652     2,004     942
--       -----     -----     -----     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C       S
-------  --------  --------  --------  ------
1        $ 363     $ 167     $ 167     $65
--       -----     -----     -----     ---
3          553       553       530     233
--       -----     -----     -----     ---
5          759       964       917     415
--       -----     -----     -----     ---
10       1,351     1,652     2,004     942
--       -----     -----     -----     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2015: 26%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities whose income is free from regular federal and California state income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenue from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). Municipal securities may also include industrial development bonds, municipal lease obligations and investments representing an interest in these. The fund can also invest in obligations of US territories and Commonwealths.


Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be high yield bonds (commonly referred to as junk bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields but have higher volatility and higher risk of default on payments.


In addition, the fund may leverage its assets through the use of proceeds received through tender option bond transactions, in a tender option bond transaction, the fund transfers fixed-rate long-term municipal bonds into a special purpose entity (a "TOB Trust"). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests ("TOB Floaters"), which are sold to third party investors, and residual inverse floating rate interests ("TOB Inverse Floater Residual Interests"), which are generally held by the fund.


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best total return potential. In making buy and sell decisions, portfolio management typically weighs a number of factors, from economic outlooks and possible interest rate movements and yield levels across varying maturities to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Barclays Municipal Bond Index, which is generally between five and nine years.


DERIVATIVES. Portfolio management generally may use interest rate swaps and treasury futures, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), to hedge interest rate risk by reducing the fund's duration. Portfolio management may also use tender option bond transactions to seek to enhance potential gains.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


FOCUS RISK - CALIFORNIA MUNICIPAL SECURITIES. Because the fund focuses its investments in California municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively



                                       2
                                        Deutsche California Tax-Free Income Fund


                                             SUMMARY PROSPECTUS December 1, 2015
large exposure to financial stresses affecting California. For example, the State of California relies heavily on income tax revenues and these revenues are likely to drop during economic downturns, but covering any shortfall by increasing taxes could be difficult due to California law restricting the imposition of new taxes. Examples of other factors include the costs and disruption caused by natural disasters, a fiscal crisis brought on by a national or regional economic downturn, and costs of maintaining certain government programs. California could also face severe fiscal difficulties, for example, from an economic downturn, increased costs for domestic security and reduced monetary support from the federal government. Over time, these issues may impair the state's ability to repay its obligations.

Any deterioration of California's fiscal situation could increase the risk of investing in California municipal securities, including the risk of potential issuer default, and could also heighten the risk that the prices of California municipal securities will experience greater volatility.


A default or credit rating downgrade of a small number of municipal security issuers could affect the market values and marketability of all California municipal securities and adversely impact the fund's performance.


PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BOND RISK. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of property financed as security for such payment.


TENDER OPTION BONDS RISK. The fund's participation in tender option bond transactions may reduce the fund's returns or increase volatility. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in TOB Inverse Floater Residual Interests will typically involve more risk than an investment in the underlying municipal bonds. The interest payment on TOB Inverse Floater Residual Interest generally will decrease when short-term interest rates increase. There are also risks associated with the tender option bond structure, which could result in terminating the trust. If a TOB Trust is terminated, the fund must sell other assets to buy back the TOB Floaters, which could negatively impact performance. Events that could cause a termination of the TOB Trust include a deterioration in the financial condition of the liquidity provider, a deterioration in the credit quality of underlying municipal bonds, or a decrease in the value of the underlying bonds due to rising interest rates.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations. In recent years, Puerto Rico has experienced a recession and difficult economic conditions, which may negatively affect the value of the fund's holdings in Puerto Rico municipal obligations.


DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


TAX RISK. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and the fund may have to sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



                                       3
                                        Deutsche California Tax-Free Income Fund


                                             SUMMARY PROSPECTUS December 1, 2015

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2005      2006      2007      2008       2009       2010      2011       2012       2013       2014
  3.48      4.33      2.70       -5.90     14.80      1.27      10.69      10.81       -3.68     11.60





                   RETURNS   PERIOD ENDING
 BEST QUARTER      9.41%     September 30, 2009
 WORST QUARTER     -5.40%    December 31, 2010
 YEAR-TO-DATE      1.05%     September 30, 2015

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2014 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.




                                 CLASS          1          5         10
                             INCEPTION       YEAR      YEARS      YEARS
                           -----------  ---------  ---------  ---------
CLASS A before tax         2/17/1983        8.53       5.36       4.52
-------------------------  ---------       -----       ----       ----
  After tax on distribu-
  tions                                     8.53       5.36       4.49
  After tax on distribu-
  tions and sale of fund
  shares                                    6.41       5.08       4.43
-------------------------  ---------       -----       ----       ----
CLASS B before tax         5/31/1994        7.89       4.99       4.03
-------------------------  ---------       -----       ----       ----
CLASS C before tax         5/31/1994       10.83       5.16       4.02
-------------------------  ---------       -----       ----       ----
CLASS S before tax         6/15/2001       11.90       6.17       5.04
-------------------------  ---------       -----       ----       ----
BARCLAYS MUNICIPAL
BOND INDEX (reflects no
deduction for fees,
expenses or taxes)                          9.05       5.16       4.74
-------------------------  ---------       -----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PHILIP G. CONDON, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2000.


ASHTON P. GOODFIELD, CFA, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.


MICHAEL J. GENERAZO, DIRECTOR. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.


MATTHEW J. CAGGIANO, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 1999.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
           NON-IRA      IRAS     UTMAS        PLANS
         ---------  --------  --------  -----------
A B C     1,000       500      1,000         500
-------   -----       ---      -----         ---
S         2,500     1,000      1,000       1,000
-------   -----     -----      -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


                                       4
                                        Deutsche California Tax-Free Income Fund


                                             SUMMARY PROSPECTUS December 1, 2015

TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset & Wealth Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset & Wealth Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset & Wealth Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset & Wealth Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally exempt from regular federal and state income tax. All or a portion of the fund's dividends may be subject to the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your
salesperson   or   visit   your  financial  intermediary's  Web  site  for  more
information.


                                       5
                                        Deutsche California Tax-Free Income Fund
                                   SUMMARY PROSPECTUS December 1, 2015 DCATF-SUM